Commitments and contingencies (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contingent liabilities [line items]
Commitments for property, plant and equipment and intangible assets	$ 3,993
Purchase obligations	2,410
Leases committed not yet commenced	27	$ 1,612
Total	6,430
Estimated future cost impact	$ 100
Bottom of range
Disclosure of contingent liabilities [line items]
Operating leases, term of contract	4 years
Top of range
Disclosure of contingent liabilities [line items]
Operating leases, term of contract	20 years
2020
Disclosure of contingent liabilities [line items]
Commitments for property, plant and equipment and intangible assets	$ 1,050
Purchase obligations	593
Leases committed not yet commenced	10
Total	1,653
2021
Disclosure of contingent liabilities [line items]
Commitments for property, plant and equipment and intangible assets	796
Purchase obligations	510
Leases committed not yet commenced	4
Total	1,310
2022
Disclosure of contingent liabilities [line items]
Commitments for property, plant and equipment and intangible assets	656
Purchase obligations	460
Leases committed not yet commenced	3
Total	1,119
2023
Disclosure of contingent liabilities [line items]
Commitments for property, plant and equipment and intangible assets	521
Purchase obligations	297
Leases committed not yet commenced	3
Total	821
2024
Disclosure of contingent liabilities [line items]
Commitments for property, plant and equipment and intangible assets	381
Purchase obligations	180
Leases committed not yet commenced	2
Total	563
THERE- AFTER
Disclosure of contingent liabilities [line items]
Commitments for property, plant and equipment and intangible assets	589
Purchase obligations	370
Leases committed not yet commenced	5
Total	$ 964